Segment Information (Narrative) (Details) - USD ($) $ in Millions	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Foreign
Segment Reporting Information [Line Items]
Long-Lived Assets	$ 24.5	$ 21.0	$ 17.5